FINANCIAL INSTRUMENTS - Financial assets and liabilities recognized at fair value (Details) - ARS ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial instruments.
Financial assets	$ 90,721	$ 109,345
Financial liabilities	589,165	655,067
At fair value
Financial instruments.
Financial assets, current		30,790
Financial assets, non-current	201
Financial assets	19,222
Financial liabilities	734	360
At fair value | Level 1
Financial instruments.
Financial assets, current		30,790
Financial assets	18,869
At fair value | Level 2
Financial instruments.
Financial assets, non-current	201
Financial assets	353
Financial liabilities	734	360
Other Liabilities
Financial instruments.
Financial liabilities	1,503	244
Other Liabilities | At fair value
Financial instruments.
Financial Liabilities, current	197
Financial liabilities, non-current	518
Other Liabilities | At fair value | Level 2
Financial instruments.
Financial Liabilities, current	197
Financial liabilities, non-current	518
Financial Debt: DFI
Financial instruments.
Financial Liabilities, current	19	39
Financial liabilities, non-current		321
Financial liabilities	19	360
Financial Debt: DFI | At fair value
Financial instruments.
Financial Liabilities, current	19	360
Financial Debt: DFI | At fair value | Level 2
Financial instruments.
Financial Liabilities, current	19	360
Mutual Funds | At fair value
Financial instruments.
Financial assets, current	5,770	9,943
Mutual Funds | At fair value | Level 1
Financial instruments.
Financial assets, current	5,770	9,943
Government bonds | At fair value
Financial instruments.
Financial assets, current	13,099	20,847
Government bonds | At fair value | Level 1
Financial instruments.
Financial assets, current	13,099	$ 20,847
Other receivables: DFI
Financial instruments.
Financial assets, non-current	201
Financial assets	318
Other receivables: DFI | At fair value
Financial instruments.
Financial assets, current	117
Other receivables: DFI | At fair value | Level 2
Financial instruments.
Financial assets, current	117
Other receivables: Indemnification assets | At fair value
Financial instruments.
Financial assets, current	35
Other receivables: Indemnification assets | At fair value | Level 2
Financial instruments.
Financial assets, current	$ 35